Braskem Idesa Financing (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Braskem Idesa financing
Initial value of operation US$		R$ 3,193,089
Total		9,691,450	R$ 10,121,702
Other borrowings			316,089
Current liabilities		9,691,450	10,437,791
Current		9,691,450	10,437,791
Transactions costs		(92,938)	(104,157)
Project finance I
Braskem Idesa financing
Initial value of operation US$		R$ 700,000
Maturity	[1]	February-2027
Charges (% per year)		Us dollar exchange variation + quarterly Libor + 3.25
Project finance before transactions cost		R$ 2,179,981	2,274,754
Project finance II
Braskem Idesa financing
Initial value of operation US$		R$ 189,996
Maturity	[1]	February-2027
Charges (% per year)		Us dollar exchange variation + 6.17
Project finance before transactions cost		R$ 621,140	663,856
Project finance III
Braskem Idesa financing
Initial value of operation US$		R$ 600,000
Maturity	[1]	February-2029
Charges (% per year)		Us dollar exchange variation + 4.33
Project finance before transactions cost		R$ 1,827,811	1,911,857
Project finance IV
Braskem Idesa financing
Initial value of operation US$		R$ 680,004
Maturity	[1]	February-2029
Charges (% per year)		Us dollar exchange variation + quarterly Libor + 3.88
Project finance before transactions cost		R$ 2,032,093	2,111,234
Project finance V
Braskem Idesa financing
Initial value of operation US$		R$ 400,000
Maturity	[1]	February-2029
Charges (% per year)		Us dollar exchange variation + quarterly Libor + 4.65
Project finance before transactions cost		R$ 1,221,997	1,276,449
Project finance VI
Braskem Idesa financing
Initial value of operation US$		R$ 89,994
Maturity	[1]	February-2029
Charges (% per year)		Us dollar exchange variation + quarterly Libor + 2.73
Project finance before transactions cost		R$ 273,887	286,480
Project finance VII
Braskem Idesa financing
Initial value of operation US$		R$ 533,095
Maturity	[1]	February-2029
Charges (% per year)		Us dollar exchange variation + quarterly Libor + 4.64
Project finance before transactions cost		R$ 1,627,479	1,701,229
VAT borrowings
Braskem Idesa financing
Maturity	[2]	November-2029
Charges (% per year)	[3]	2.00% above TIIE (*)
Other borrowings			13,500
Borrowings for working capital
Braskem Idesa financing
Maturity		December-2017
Charges (% per year)		Us dollar exchange variation + quarterly Libor + 2.30
Other borrowings			R$ 302,589

[1]	Financing facility without recourse and with recourse limited to shareholders.
[2]	Financing obtained in Mexican peso and paid exclusively through the refund of IVA, settled in January 2017.
[3]	TIIE - 'Tasa de Interes Interbancaria de Equilibrio' - basic interest rate in Mexico, similar to the CDI overnight rate in Brazil.